Equity (Details 2) - shares	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Changes in capital stock, in number of shares
Number of shares outstanding on	6,085,073,610	6,085,073,610	[1]	6,085,665,540
Shares acquired and not canceled		(591,930)
Common shares
Changes in capital stock, in number of shares
Number of shares outstanding on	3,049,448,563	3,049,448,563	[1]	3,050,040,493
Shares acquired and not canceled		(591,930)
Preferred shares
Changes in capital stock, in number of shares
Number of shares outstanding on	3,035,625,047	3,035,625,047	[1]	3,035,625,047

[1]	All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Board of Directors' Meeting of March 10, 2017 in proportion of one new share for every 10 shares held.